PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
We depreciate property, plant and equipment over its estimated useful life by charging depreciation expense to net income as follows:

Asset	Basis	Estimated useful life
Buildings	Diminishing balance	5 to 40 years
Cable and wireless network	Straight-line	3 to 40 years
Computer equipment and software	Straight-line	4 to 10 years
Customer premise equipment	Straight-line	3 to 5 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life or lease term
Equipment and vehicles	Diminishing balance	3 to 20 years

(In millions of dollars)	December 31, 2017			December 31, 2016			December 31, 2015
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount

Land and buildings	1,090	(397)	693	1,062	(375)	687	998	(347)	651
Cable and wireless networks	20,252	(13,206)	7,046	20,108	(13,035)	7,073	20,900	(13,579)	7,321
Computer equipment and software	4,996	(2,807)	2,189	4,296	(2,424)	1,872	5,294	(3,421)	1,873
Customer premise equipment	1,565	(1,090)	475	1,560	(1,156)	404	1,658	(1,197)	461
Leasehold improvements	496	(220)	276	457	(193)	264	423	(175)	248
Equipment and vehicles	1,246	(782)	464	1,169	(720)	449	1,311	(868)	443

Total property, plant and equipment	29,645	(18,502)	11,143	28,652	(17,903)	10,749	30,584	(19,587)	10,997

The tables below summarize the changes in the net carrying amounts of property, plant and equipment during 2017 and 2016.

(In millions of dollars)	December 31, 2016		December 31, 2017
	Net carrying amount	Additions [1]	Depreciation	Other [2]	Net carrying amount

Land and buildings	687	61	(30)	(25)	693
Cable and wireless networks	7,073	1,125	(1,150)	(2)	7,046
Computer equipment and software	1,872	867	(549)	(1)	2,189
Customer premise equipment	404	315	(244)	—	475
Leasehold improvements	264	40	(28)	—	276
Equipment and vehicles	449	102	(86)	(1)	464

Total property, plant and equipment	10,749	2,510	(2,087)	(29)	11,143

[1]	Excludes proceeds on disposition of $74 million (see note 28).

[2]	Includes disposals, reclassifications, and other adjustments.

(In millions of dollars)	December 31, 2015		December 31, 2016
	Net carrying amount	Additions	Depreciation	Impairment	Other [1]	Net carrying amount

Land and buildings	651	64	(28)	—	—	687
Cable and wireless networks	7,321	1,173	(1,216)	(205)	—	7,073
Computer equipment and software	1,873	732	(522)	(207)	(4)	1,872
Customer premise equipment	461	240	(296)	—	(1)	404
Leasehold improvements	248	46	(30)	—	—	264
Equipment and vehicles	443	97	(91)	—	—	449

Total property, plant and equipment	10,997	2,352	(2,183)	(412)	(5)	10,749

[1]	Includes disposals, reclassifications, and other adjustments.

Disclosure of impairment of assets and related onerous contract charges

(In millions of dollars)	Year ended December 31, 2016

Impairment of property, plant and equipment	412
Onerous contracts and other	72

Total impairment of assets and related onerous contract charges	484